PROVISION FOR JUDICIAL LIABILITIES - Rollforward of provisions for probably losses, net of judicial deposits (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
PROVISION FOR JUDICIAL LIABILITIES
Judicial deposits	R$ (175,397)	R$ (196,916)
Provision	3,447,076	3,452,871
Provision, net	3,271,679	3,255,955
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Judicial deposits	(134,968)	(135,641)
Provision	2,976,588	2,984,230
Provision, net	2,841,620	2,848,589
Labor
PROVISION FOR JUDICIAL LIABILITIES
Judicial deposits	(38,558)	(57,780)
Provision	229,727	217,180
Provision, net	191,169	159,400
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Judicial deposits	(1,871)	(3,495)
Provision	240,761	251,461
Provision, net	R$ 238,890	R$ 247,966